LPS	12 Months Ended
Dec. 31, 2023
LPS [Abstract]
LPS

26. LPS

Basic LPS is calculated by dividing the loss for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.

Diluted LPS is calculated by dividing the loss attributable to ordinary equity holders of the parent (after adjusting for interest on the convertible preference shares) by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The following table sets forth the reconciliation of the numerator and denominator used in the computation of basic and diluted loss per common share for the period ended December 31, 2023, and December 31, 2022 and December 31, 2021:

	2023	2022	2021
	$	$	$
Numerator:
Net loss used for basic earnings per share	(363,874,560)	(23,583,342)	(18,002,646)

Denominator:
Basic weighted-average outstanding common shares	65,891,620	58,300,082	57,073,267
Effect of dilutive potential common shares resulting from options	1,444,589	2,819,653	14,098
Effect of dilutive potential restricted stock units	799,436	1,560,396	931,989
Effect of dilutive potential warrants units	7,057,578	-	-
Effect of dilutive potential earnout units	10,781,188	-	-
Weighted-average shares outstanding - diluted	85,974,411	62,680,131	58,019,354

Net loss per common share:
Basic and diluted loss per share	(5.34)	(0.40)	(0.32)

Where a loss has occurred, basic and diluted loss per share is the same because the outstanding share options are antidilutive. Accordingly, diluted LPS equals basic LPS. Total stock options, restricted stock units, warrants units and earnout outstanding at December 31, 2023, totaling 20,082,790 (2022: 4,380,049, 2021: 946,088) are potentially dilutive.

In accordance with the requirements of IAS 33 – Earnings per share, the weighted-average number of shares of common stock outstanding prior to the SPAC Transaction have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the SPAC Transaction. Refer to Note 1 for detail.